Business Optimization Charges (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Optimization Initiatives
Reserves, beginning balance	$ 60
Charges	5	$ 43	$ 133
Reserve adjustments	(17)	(10)
Separation-related adjustments and other	(17)
Utilization	(19)
Reserves, ending balance	$ 12	$ 60